SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Narrative (Details)						1 Months Ended	12 Months Ended
	Jun. 15, 2024 USD ($)	May 08, 2024 USD ($)	May 07, 2024 USD ($)	Apr. 12, 2022 USD ($)	Nov. 22, 2021	Jul. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)
Debt Instrument [Line Items]
Loss on debt extinguishment							$ 74,000,000	$ 0	$ 0
Remaining borrowing capacity, uncommitted							650,000,000
Letters of credit outstanding							$ 124,000,000
Ratio of indebtedness to net capital (not exceed)							0.60
Payment timing of supplier finance program							110 days
Require notice of termination for supplier financing							30 days
Recurring | Level 2
Debt Instrument [Line Items]
Long-term debt							$ 5,368,000,000	$ 7,995,000,000
2022 $1B Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from line of credit						$ 600,000,000
Five-Year Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Committed Credit				$ 2,500,000,000
Senior Notes | 2038 Notes
Debt Instrument [Line Items]
Partial redemption of aggregate principal amount	$ 650,000,000
Loss on debt extinguishment	$ 32,000,000						74,000,000
Unsecured Debt | Floating Rate Senior Notes
Debt Instrument [Line Items]
Face amount of debt										$ 300,000,000
Line of Credit
Debt Instrument [Line Items]
Committed Credit							3,500,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Term					5 years
Line of Credit | 2022 $1B Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Committed Credit						$ 1,000,000,000
Line of Credit | 364-Day Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from line of credit							0
Line of Credit | 2024 $1B Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Committed Credit		$ 1,000,000,000		$ 1,000,000,000			1,000,000,000
Term		364 days
Line of Credit | 2023 364-Day Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Committed Credit			$ 1,000,000,000
Term			364 days
Line of Credit | Five-Year Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Committed Credit							$ 2,500,000,000
Term				5 years